401(k) Plans	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
401(k) Plans
16.	401(k) PLANS

Substantially all of the Company’s employees may elect to defer a portion of their annual compensation in the Company-sponsored 401(k) tax-deferred savings plans. The Company makes matching contributions in these plans. The amount charged to expense for these plans was $56,310 for the year ended December 31, 2019 and $12,324 for the year ended December 31, 2018 and is included in discontinued operations on the income statement.